SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2018
Research and Development [Abstract]
Capitalized development of new software products			$ 85,756	$ 60,000
Amortization expense of software development costs	$ 20,000	$ 20,000